Debt (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt
Debt	₽ 4,734	₽ 6,563
Including short-term portion	86	1,640
Interest expense regarding Group's debt	501	218
Debt securities
Debt
Pledged financial instruments as collateral for credit facilities received		1,765
Bank' revolving credit facility, Maturity June 30, 2023
Debt
Credit limit	₽ 460
Borrowings maturity	June 30, 2023
Bank' revolving credit facility, Maturity June 30, 2023 | Maximum
Debt
Interest rate	10.00%
Bank' revolving credit facility, Maturity April 20, 2026
Debt
Credit limit	₽ 500
Borrowings maturity	April 20, 2026
Bank' revolving credit facility, Maturity April 20, 2026 | Maximum
Debt
Interest rate	15.00%
Bank' revolving credit facility, Maturity October 7, 2021
Debt
Credit limit		₽ 1,000
Interest rate		8.50%
Borrowings maturity		October 7, 2021
Debt		₽ 604
Bank' revolving credit facility, Maturity December 22, 2021
Debt
Credit limit		₽ 1,000
Interest rate		8.50%
Borrowings maturity		December 22, 2021
Debt		₽ 945
Bonds issued
Debt
Credit limit	₽ 5,000
Interest rate	9.30%
Borrowings maturity	October 10, 2023
Debt	₽ 4,734	₽ 5,014